Document and Entity Information	Aug. 31, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	Carmell Corp
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40228
Entity Tax Identification Number	86-1645738
Entity Address, Address Line One	2403 Sidney Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15203
City Area Code	919
Local Phone Number	313-9633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001842939
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CTCX
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	CTCXW
Security Exchange Name	NASDAQ